SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of entity's operating segments [Abstract]
SEGMENTAL INFORMATION	SEGMENTAL INFORMATION
AngloGold Ashanti’s operating segments are being reported based on the financial information regularly provided to the Chief
Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). Individual
members of the Executive Committee are responsible for geographic regions of the business.
Under the Group’s operating model, the financial results and the composition of the operating segments are reported to the
CODM per geographical region and the Projects segment which comprises all the major non-sustaining capital projects with the potential to be developed into operating entities.
In addition to the geographical reportable segments structure, the Group has voluntarily disaggregated and disclosed the financial information on a line-by-line basis for each mining operation to facilitate comparability of mine performance.

Figures in millions	Gold income
US Dollars	2024	2023	2022

Geographical analysis of gold income by origin is as follows:
Africa (1)	3,756	3,068	2,981
Kibali - Attributable 45%	741	668	596
Iduapriem	563	522	443
Obuasi	530	439	431
Siguiri	653	505	591
Geita	1,150	934	920
Sukari (8)	119	—	—

Australia	1,394	1,081	967
Sunrise Dam	626	495	410
Tropicana - Attributable 70%	768	586	557

Americas	1,264	999	1,036
Cerro Vanguardia	439	317	319
AngloGold Ashanti Mineração (2)	634	515	557
Serra Grande	191	167	160

	6,414	5,148	4,984
Equity-accounted joint ventures included above	(741)	(668)	(596)
	5,673	4,480	4,388

The Company is not economically dependent on a limited number of customers for the sale of its product as gold can be sold through numerous commodity market traders worldwide.
Approximately 66% (2023 67%; 2022: 67%) of the Group's total gold produced is sold to ANZ Investment Bank Ltd in Australia 25% (2023: 24%; 2022: 22%) reported in the Australia segment, Standard Chartered Bank in the UK 21% (2023: 23%; 2022: 31%) reported in the Africa segment, and JP Morgan Chase NA London in the
UK and JP Morgan Chase NA New York in the United States combined 20% (2023: 20%; 2022: 14%) reported in the Africa segment. Due to the diversity and depth of the total gold market, the bullion banks do not possess significant pricing power.

Figures in millions	By-product revenue
US Dollars	2024	2023	2022

Africa (1)	6	5	4
Kibali - Attributable 45%	2	2	1
Iduapriem	—	—	1
Obuasi	1	1	1
Siguiri	1	—	—
Geita	2	2	1

Australia	5	4	4
Sunrise Dam	2	1	1
Tropicana - Attributable 70%	3	3	3

Americas	111	95	106
Cerro Vanguardia	109	93	75
AngloGold Ashanti Mineração	2	2	31

	122	104	114
Equity-accounted joint ventures included above	(2)	(2)	(1)
	120	102	113

Figures in millions	Cost of sales
US Dollars	2024	2023	2022

Africa (1)	2,304	2,111	2,008
Kibali - Attributable 45%	380	372	342
Iduapriem	351	387	314
Obuasi	360	313	266
Siguiri	518	473	492
Geita	612	566	594
Sukari (8)	83	—	—

Australia	945	867	783
Sunrise Dam	430	399	371
Tropicana - Attributable 70%	479	438	382
Administration and other	36	30	30

Americas	858	931	913
Cerro Vanguardia	368	307	273
AngloGold Ashanti Mineração	352	453	477
Serra Grande	136	169	162
Administration and other	2	2	1

Corporate and other	(1)	4	4
	4,106	3,913	3,708
Equity-accounted joint ventures included above	(380)	(372)	(342)
	3,726	3,541	3,366

Figures in millions	Gross profit (4)
US Dollars	2024	2023	2022

Africa (1)	1,459	961	977
Kibali - Attributable 45%	363	297	256
Iduapriem	213	135	130
Obuasi	171	127	165
Siguiri	136	31	99
Geita	540	370	327
Sukari (8)	36	—	—
Administration and other	—	1	—

Australia	453	220	188
Sunrise Dam	197	99	40
Tropicana - Attributable 70%	292	151	177
Administration and other	(36)	(30)	(29)

Americas	517	162	229
Cerro Vanguardia	180	102	122
AngloGold Ashanti Mineração	283	63	111
Serra Grande	56	(2)	(2)
Administration and other	(2)	(1)	(2)

Corporate and other	1	(19)	(9)
	2,430	1,324	1,385
Equity-accounted joint ventures included above	(363)	(297)	(256)
	2,067	1,027	1,129

Figures in millions	Amortisation
US Dollars	2024	2023	2022

Africa (1)	455	419	371
Kibali - Attributable 45%	92	99	95
Iduapriem	79	129	80
Obuasi	75	61	40
Siguiri	51	39	54
Geita	138	91	102
Sukari (8)	20	—	—

Australia	190	163	172
Sunrise Dam	77	58	54
Tropicana - Attributable 70%	112	104	117
Administration and other	1	1	1

Americas	195	170	185
Cerro Vanguardia	61	39	39
AngloGold Ashanti Mineração	112	88	106
Serra Grande	22	43	40

Corporate and other	4	5	4
	844	757	732
Equity-accounted joint ventures included above	(92)	(99)	(95)
	752	658	637

Figures in millions	Total assets (5)(6)
US Dollars	2024	2023	2022

Africa (1)	9,081	4,414	4,035
Kibali - Investment in joint venture and loan receivable	950	1,066	1,054
Iduapriem	579	526	436
Obuasi	1,481	1,288	1,219
Siguiri	591	486	457
Geita	1,231	1,042	864
Sukari (8)	4,243	—	—
Administration and other	6	6	5

Australia	845	942	960

Americas	1,460	1,254	1,395
Cerro Vanguardia	626	524	514
AngloGold Ashanti Mineração	668	584	625
Serra Grande	148	127	217
Administration and other	18	19	39

Projects	991	833	872
Colombian projects	207	194	244
North American projects	784	639	628

Corporate and other	780	732	751
	13,157	8,175	8,013

Figures in millions	Non-current assets (7)
US Dollars	2024	2023 (9) (10)	2022 (10)

Non-current assets considered material, by country are:

UK	59	58	58
Foreign entities	9,575	5,423	5,739

DRC	487	561	1,054
Egypt (8)	3,617	—	—
Ghana	1,722	1,512	1,349
Tanzania	812	706	594
Australia	666	752	758
Brazil	577	510	648
United States	660	636	617

Figures in millions	Capital expenditure
US Dollars	2024	2023	2022

Africa (1)	814	710	576
Kibali - Attributable 45%	125	85	90
Iduapriem	169	142	146
Obuasi	202	214	159
Siguiri	102	78	27
Geita	196	191	154
Sukari (8)	20	—	—

Australia	153	135	202
Sunrise Dam	65	47	50
Tropicana - Attributable 70%	88	87	152
Administration and other	—	1	—

Americas	209	254	322
Cerro Vanguardia	71	75	66
AngloGold Ashanti Mineração	98	124	199
Serra Grande	40	55	57

Projects	38	27	17
Colombian projects	13	11	16
North American projects	25	16	1

Corporate and other	1	1	1
	1,215	1,127	1,118
Equity-accounted joint ventures included above	(125)	(85)	(90)
	1,090	1,042	1,028
(1)Includes equity-accounted investments.
(2)Includes income from sale of gold concentrate of $314m (2023: $267m; 2022: nil).
(3)With the introduction of new gold sales regulations in Ghana impacting Iduapriem 23% (2023: 18%) and Obuasi 24% (2023: 17%), a minimum of  20% of gold produced in Ghana must be sold to the Bank of Ghana at arm’s length.
(4)The Group's segmental profit measure is gross profit, which excludes the results of associates and joint ventures. For the reconciliation of gross profit to profit before taxation, refer to the Group income statement.
(5)Total assets include allocated goodwill of $95m (2023: $105m; 2022: $105m) for Australia (Note 16).
(6)For the year ended 31 December 2024, pre-tax impairment reversals and loss on derecognition of assets were accounted for in the Americas ($50m), partly offset by a loss on derecognition of assets in Africa ($3m). For the year ended 31 December 2023, pre-tax net impairments and derecognition of assets of
$227m were accounted for in the Americas ($207m) and Projects ($25m), partly offset by a profit on derecognition of assets in Africa ($5m). For the year ended
31 December 2022, pre-tax impairments and derecognition of assets of $319m were accounted for in the Americas ($315m) and Africa ($4m).
(7)Non-current assets exclude financial instruments, deferred tax assets and reimbursive right for post-retirement benefits.
(8)During the year, the Group acquired Centamin plc, whose main operating mine is Sukari in Egypt. Refer to Note 13 for further details.
(9)The non-current assets have been revised to exclude financial instruments included in foreign entities ($400m) and the DRC ($358m).
(10)The non-current assets in South Africa have been excluded as they are no longer considered material.